Share Capital and Warrant Reserve	12 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Warrant Reserve

7. Share Capital and Warrant Reserve

a) Authorized share capital

The authorized share capital consists of an unlimited number of common shares with no par value.

Retroactive Adjustment for Reverse Stock Split

In December 2019, the Board and TSX-V approved a 1-for-300 reverse stock split, or the Reverse Split, which was implemented effective January 2, 2020. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

b) Issued share capital

During the years ended July 31, 2019, 2020 and 2021, the Company issued shares as follows:

i)	During the year ended July 31, 2019, 22,488 shares were issued at $24.42 per share in respect of the partial conversion of certain Convertible Notes (see note 5(d)). Upon exercise of these Convertible Notes, the Noteholders received 22,488 warrants with an exercise price of $34.19, expiring within three years. The fair value of the warrants was $216,952. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $25.64-$32.97; exercise price - 34.19; expected life - 36 months; annualized volatility - 100.7%-70.6%; dividend yield - 0%; risk free rate - 1.6%-2.3%.

ii)	On September 28, 2018, 3,333 shares were issued in respect of 3,333 warrants that were exercised at an exercise price of $34.19 for gross proceeds of $113,960. The fair value of the warrants in the amount of $27,790 were released from the Warrant reserve to Share Capital.

iii)	On March 25, 2019 and April 1, 2019, the Company completed a non-brokered private placement (the “April 2019 Private Placement”) of 99,117 shares of the Company at a price of $24.42 per share for aggregate gross proceeds of $2,420,449 (net proceeds: $2,324,771). Included in the April 2019 Private Placement were $407,000 from Mr. Jamieson Bondarenko, an insider of the Company, and his participation in the April 2019 Private Placement is considered a “related party transaction” pursuant to Multilateral Instrument 61-101 – Protection of Minority Security Holders in Special Transactions (“MI 61-101”). The Company is exempt from the requirements to obtain a formal valuation or minority shareholder approval in connection with the insiders’ participation in the Private Placement in reliance of sections 5.5(a) and 5.7(1)(a) of MI 61-101.

iv)	On September 9, 2019, the Company completed a non-brokered private placement of 40,300 common shares at a price of $17.09 per common share for gross proceeds of $688,889.

v)	On October 15, 2019, the Company completed non-brokered private placement of 27,069 common shares at a price of $17.09 per common share for gross proceeds of $462,714.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

7. Share Capital and Warrant Reserve (continued)

b) Issued share capital (continued)

vi)	On August 18, 2020, the Company issued 50,000 Shares to Sichenzia Ross Ference LLP or certain members or employees of Sichenzia Ross Ference LLP as compensation for legal services. The shares were valued at $6.59 per share and the Company recorded a loss on the extinguishment of debt of $25,235.

vii)	On February 26, 2021, the Company closed and underwritten public offering in the United States. The aggregate gross proceeds to the Company from the offering were approximately $26 million, before deducting underwriting discounts, commissions and other offering expenses (the “Public Offering”). The Company offered 4,852,353 common units at a public offering price of $4.25 per unit, consisting of one share of common stock and one warrant to purchase one share of common stock (“Public Offering Warrants”), and 1,030,000 pre-funded units at a public offering price of $4.24 per unit, consisting of one pre-funded common stock purchase warrant (“Pre-Funded Warrant”) and one Public Offering Warrant. The Pre-Funded Warrants are exercisable at any time after the date of issuance at an exercise price of $0.01 per common share. The Public Offering Warrants have a per warrant exercise price of $5.3125, can be exercised immediately, and expire five years from the date of issuance. All the Pre-Funded Warrants were exercised between March 16, and April 9, 2021.

In addition, the Company issued the underwriter 294,118 warrants (“Public Offering Broker Warrant”). Each Public Offering Broker Warrant entitles the holder to purchase one common share of the Company at an exercise price per Public Offering Broker Warrant that is equal to $5.3125 and have a term of 5 years from the closing of the Public Offering.

The Company granted the underwriter a 45-day option to purchase up to 882,352 additional shares of common stock and/or Pre-Funded Warrants and/or 882,352 additional warrants to cover over-allotments, if any, on the same terms as the Offering (“Over-allotment Option”). The underwriter exercised the Over-allotment Option on April 12, 2021 and the Company issued 882,352 shares and 882,352 Public Offering Warrants for gross proceeds of $3.9 million.

In addition, the Company issued the underwriter 44,118 Public Offering Broker Warrants.

The fair value of the Public Offering Warrants was $15,248,130 at the issuance date and were recorded as a liability. On May 1, 2021 the warrant liability was reclassified to the warrant reserve in the Consolidated Statement of Changes in Shareholders’ Equity (see note 6). $3,433,158 of costs incurred for the Company’s registration on NASDAQ and the relative portion of costs incurred in the Public Offering that relate to the warrants ($1,820,114) were expensed in the consolidated statement of operations and comprehensive loss. The balance of the costs ($1,613,043) incurred in the Public Offering were off-set against equity.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

7. Share Capital and Warrant Reserve (continued)

b) Issued share capital (continued)

viii)	On June 3, 2021, the Company entered into securities purchase agreements (each a “Purchase Agreement”) with certain institutional and accredited investors (the “Investors”) pursuant to which the Company will sell to the Investors in a private placement an aggregate of (i) 4,370,343 Shares, (ii) pre-funded warrants to purchase up to an aggregate of 800,000 Shares (the “Private Placement Pre-funded Warrants”) and (iii) warrants to purchase up to an aggregate of 5,170,343 Shares (the “Private Placement Warrants”) for gross proceeds to the Company of approximately $27.2 million (“Private Placement”). The combined purchase price for one Share and one Warrant was $5.26 and the combined purchase price for one Private Placement Pre-funded Warrant and one Private Placement Warrant is $5.2599. The transactions contemplated by the Purchase Agreement closed on June 7, 2021.

In connection with the Offering, the Company agreed to: 1) pay the Placement Agent a cash commission equal to 8.0% of the gross proceeds of the Offering; 2) reimburse the Placement Agent for all reasonable and out-of-pocket expenses of the Placement Agent; and 3) issue to the Placement Agent 258,517 compensation warrants (“Private Placement Agent Warrant”). Each Private Placement Agent Warrant entitles the Placement Agent to purchase one common share of the Company at an exercise price per Compensation Warrant that is equal to $6.19 and have a term of 5 years from the closing of the Offering.

The relative fair value of the Private Placement Warrants was $11,084,060 at the issuance date and were recorded in the warrant reserve in the Consolidated Statement of Changes in Shareholders’ Equity. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $5.15; exercise price - $6.19; expected life – 5.5 years; annualized volatility - 100%; dividend yield - 0%; risk free rate – 0.78%.

$3,489,558 of costs incurred in the Private Placement were off-set against equity.

On June 25, 2021, and June 26, 2021, 750,000 and 50,000, respectively, of the Private Placement Pre-funded Warrants were exercised into 800,000 shares.

ix)	During June, 2021, 2,545,083 Warrants with an exercise price of $5.3125 were exercised and the Company issued 2,545,083 Shares. The fair value of these warrants were $2,521,208.

x)	On June 14, 2021, 17,490 warrants with an exercise price of $4.46 were exercised into 17,490 shares. The fair value of these warrants were $74,777.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

7. Share Capital and Warrant Reserve (continued)

c) Share Purchase Warrants

A summary of changes in share purchase warrants for the years ending July 31, 2021, 2020, and 2019 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2018	201,495	$46.40
Granted from conversion of Convertible Notes (note 7(b)(i))	22,488	34.19
Exercised Brokered Unit Offering (note 7(b)(ii))	(3,333)	(34.19)
Expired during the year (i)	(10,384)	(85.47)
Balance, July 31, 2019	210,266	43.96
Expired during the year (ii)	(31,738)	(85.47)
Balance, July 31, 2020	178,528	35.82
Granted in the Public Offering (note 7(b)(vii))	5,882,353	5.31
Granted in the Over Allotment (note 7(b)(vii))	882,352	5.31
Granted in the Private Placement (note 7(b)(viii))	5,170,343	6.19
Granted from the issuance of a convertible note (note 5(c))	69,188	5.42
Expired during the year (iii)	(156,039)	(36.26)
Exercised during the year (note 7(b)(ix) and (x))	(2,562,573)	(5.48)
Balance, July 31, 2021	9,464,152	$5.85

(i)	During the year ended July 31, 2019, 10,384 warrants with a fair value of $219,195 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

(ii)	During the year ended July 31, 2020, 31,738 warrants with a fair value of $487,205 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

(iii)	During the year ended July 31, 2021, 156,039 warrants with a fair value of $1,337,161 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

7. Share Capital and Warrant Reserve (continued)

c) Share Purchase Warrants (continued)

As of July 31, 2021, warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At July 31, 2021	Expiry Date
22,489	$29.30	22,489	August 2021 to June 2022
51,698	$4.41	51,698	November 16, 2025
3,337,270	$5.313	3,337,270	February 26, 2026
882,352	$5.31	882,352	April 21, 2026
5,170,343	$6.19	5,170,343	December 7, 2026
9,464,152		9,464,152

d) Compensation Warrants

A summary of changes in compensation warrants for the years ended July 31, 2021, 2020 and 2019 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2018 and 2019	15,773	$36.63
Expired during the year (i)	(1,983)	(48.84)
Balance, July 31, 2020	13,790	35.16
Granted in the Public Offering (note 7(b)(vii))	294,118	5.31
Granted in the Over Allotment (note 7(b)(vii))	44,118	5.31
Granted in the Private Placement (note 7(b)(viii))	258,517	6.19
Granted from the issuance of a convertible note (note 5(c))	4,890	4.41
Expired during the year (ii)	(13,790)	(35.16)
Exercised during the year	-	-
Balance, July 31, 2021	601,643	$5.68

(i)	During the year ended July 31, 2020, 1,983 compensation warrants with a fair value of $53,072 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

(ii)	During the year ended July 31, 2021, 13,790 compensation warrants with a fair value of $262,307 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

7. Share Capital and Warrant Reserve (continued)

d) Compensation Warrants (continued)

As at July 31, 2021, compensation warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At July 31, 2021	Expiry Date
4,890	$4.41	4,890	November 16, 2025
294,118	$5.31	294,118	February 26, 2026
44,118	$5.31	44,118	February 26, 2026
258,517	$6.19	258,517	June 7, 2026
601,643		601,643